Earnings/(Loss) Per Share Dividends (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Net Earnings Per Share
The following table reflects the income / (loss) and shares data used in the basic earnings / (loss) per share:

	12/31/2020	12/31/2019	12/31/2018
Net Income / (Loss) attributable to controlling interest	26,154,332	28,205,071	(1,500,074)
PLUS: Potential diluted earnings per common share
Net Income /(Loss) attributable to controlling interest adjusted as per diluted earnings	26,154,332	28,205,071	(1,500,074)
Weighted average of outstanding common shares for the fiscal year	639,413	639,402	661,141
Weighted average of outstanding common shares for the fiscal year adjusted as per dilution effect	639,413	639,402	661,141
Basic earnings / (loss) per share	40.9037	44.1116	(2.2689)